Note 19 - Commitments (Tables)	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of maturity analysis of operating lease payments [text block]
	Amount ($)
Due within 1 year	207
1 – 3 years	165
3 – 5 years	151
More than 5 years	-
Total	523	(1)